Intangible Assets Net	6 Months Ended
Dec. 31, 2025
Intangible Assets Net [Abstract]
INTANGIBLE ASSETS NET

8. INTANGIBLE ASSETS NET

Intangible assets, net, consists of the following:

	As of
	December 31, 2025	June 30, 2025
Software	$632,617	$617,560
Less: accumulated amortization	(571,030)	(532,258)
Intangible asset, net	$61,587	$85,302

For the six-months ended December 31, 2025 and 2024, amortization expense amounted to $25,323 and $26,773, respectively. The annual estimated amortization expenses for the intangible assets for each of the next five calendar years are as follows:

2026	$32,308
2027	18,334
2028	9,113
2029	1,832
Total	$61,587